Employee benefit plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee benefit plans
Employee benefit plans
Defined benefit pension plans
The Company sponsors defined benefit plans that provide pension benefits for employees upon retirement in certain jurisdictions including the US, Canada, United Kingdom and several other European countries.
The US, Canada and United Kingdom defined benefit pension plans are closed to new entrants. On July 1, 2015, the accrual of future service credits ceased in Canada although future salary increases continue for remaining participants. Benefits accrued by participants in the United Kingdom plan were frozen as of December 1, 2010 and benefits accrued by participants in the US plans were frozen as of December 31, 2009. These amendments to freeze benefits were made in conjunction with a benefit plan review which provides for enhanced benefits under defined contribution plans available to all employees in the US, Canada and United Kingdom.
The following summarizes the Company’s defined benefit pension plans’ projected benefit obligations, plan assets and funded status:

	Domestic		Foreign		Total
	Year ended December 31,		Year ended December 31,		Year ended December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Change in projected benefit obligations:
Actuarial present value of benefit obligations at beginning of year	$719.7	$691.9	$555.5	$531.7	$1,275.2	$1,223.6
Service cost	—	—	2.5	2.5	2.5	2.5
Interest cost	30.8	32.0	16.2	18.3	47.0	50.3
Benefits paid	(34.2)	(32.1)	(27.9)	(23.9)	(62.1)	(56.0)
Plan amendments	—	—	2.7	(1.6)	2.7	(1.6)
Settlement	(44.3)	—	—	—	(44.3)	—
Curtailment	—	—	—	(1.3)	—	(1.3)
Actuarial loss	49.9	27.9	13.3	86.1	63.2	114.0
Foreign exchange and other	—	—	49.7	(56.3)	49.7	(56.3)
Actuarial present value of benefit obligations at end of year	$721.9	$719.7	$612.0	$555.5	$1,333.9	$1,275.2

Change in the fair value of plan assets:
Plan assets at beginning of year	$509.1	$497.6	$494.3	$481.5	$1,003.4	$979.1
Actual return on plan assets	80.0	40.1	37.4	66.3	117.4	106.4
Contributions by employer	12.1	3.5	26.1	28.1	38.2	31.6
Benefits paid	(34.2)	(32.1)	(27.9)	(23.9)	(62.1)	(56.0)
Settlement	(34.7)	—	(1.3)	—	(36.0)	—
Foreign exchange and other	—	—	46.3	(57.7)	46.3	(57.7)
Plan assets at end of year	$532.3	$509.1	$574.9	$494.3	$1,107.2	$1,003.4
Funded status at end of year	$(189.6)	$(210.6)	$(37.1)	$(61.2)	$(226.7)	$(271.8)

Net amounts related to the Company’s defined benefit pension plans recognized in the consolidated balance sheets consist of:

	Domestic		Foreign		Total
	December 31,		December 31,		December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Overfunded net benefit obligation in other assets	$—	$—	$33.9	$—	$33.9	$—
Current portion of net benefit obligation in other accrued expenses	(3.5)	(3.6)	(2.1)	(1.9)	(5.6)	(5.5)
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	(186.1)	(207.0)	(68.9)	(59.3)	(255.0)	(266.3)
Net liability recognized at end of year	$(189.6)	$(210.6)	$(37.1)	$(61.2)	$(226.7)	$(271.8)

The following table summarizes defined benefit pension plans with accumulated benefit obligations in excess of plan assets:

	Domestic		Foreign		Total
	December 31,		December 31,		December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Accumulated benefit obligation	$721.9	$719.7	$211.4	$412.5	$933.3	$1,132.2
Fair value of plan assets	532.3	509.1	169.3	379.5	701.6	888.6

The following table summarizes defined benefit pension plans with projected benefit obligations in excess of plan assets:

	Domestic		Foreign		Total
	December 31,		December 31,		December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Projected benefit obligation	$721.9	$719.7	$240.3	$555.5	$962.2	$1,275.2
Fair value of plan assets	532.3	509.1	169.3	494.3	701.6	1,003.4

The total accumulated benefit obligation for domestic defined benefit pension plans as of December 31, 2017 and 2016 was $721.9 million and $719.7 million, respectively, and for foreign defined benefit pension benefit plans as of December 31, 2017 and 2016 was $211.4 million and $524.4 million, respectively.
The following table summarizes the components of net periodic benefit (income) cost recognized in the consolidated statements of operations related to defined benefit pension plans:

	Domestic			Foreign			Total
	Year ended December 31,			Year ended December 31,			Year ended December 31,
(in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Service cost (1)	$—	$—	$—	$2.5	$2.5	$5.4	$2.5	$2.5	$5.4
Interest cost (2)	30.8	32.0	30.8	16.2	18.3	20.1	47.0	50.3	50.9
Expected return on plan assets (2)	(30.9)	(32.5)	(35.8)	(26.0)	(28.7)	(30.2)	(56.9)	(61.2)	(66.0)
Amortization of unrecognized prior service credits (2)	—	—	—	(0.2)	—	—	(0.2)	—	—
Settlement (3)	(9.7)	—	—	—	—	(1.4)	(9.7)	—	(1.4)
Curtailment (3)	—	—	—	—	(1.3)	(2.6)	—	(1.3)	(2.6)
Actuarial loss (2)	0.8	20.3	12.1	3.2	48.5	12.5	4.0	68.8	24.6
Net periodic benefit (income) cost	$(9.0)	$19.8	$7.1	$(4.3)	$39.3	$3.8	$(13.3)	$59.1	$10.9

(1)	Service cost is included in warehouse, selling and administrative expenses.

(2)	These amounts are included in other expense, net.

(3)
In 2017, the settlement gain is related to a lump sum offering accepted by participants in the USA segment. In 2016 and 2015, the settlement and curtailment gains are a result of the restructuring activities in the EMEA segment. Settlement and curtailment gains are included in other expense, net.

The following summarizes pre-tax amounts included in accumulated other comprehensive loss at December 31, 2017 related to pension plan amendments:

(in millions)	Defined benefit pension plans
Net prior service cost	$(1.4)
The following table summarizes the amounts in accumulated other comprehensive loss at December 31, 2017 that are expected to be amortized as components of net periodic benefit cost during the next fiscal year related to pension amendments:

(in millions)	Defined benefit pension plans
Prior service cost	$(0.1)
Other postretirement benefit plan
Other postretirement benefits relate to a health care plan for retired employees in the US. In 2009, the Company approved a plan to phase out the benefits provided under this plan by 2020. As a result of this change, the benefit obligation was reduced by $76.8 million and a curtailment gain of $73.1 million was recognized in accumulated other comprehensive loss and was being amortized to the consolidated statements of operations over the average future service period, which was fully amortized as of December 31, 2016.
The following summarizes the Company’s other postretirement benefit plan’s accumulated postretirement benefit obligation, plan assets and funded status:

	Other postretirement benefits
	Year ended December 31,
(in millions)	2017	2016
Change in accumulated postretirement benefit obligations:
Actuarial present value of benefit obligations at beginning of year	$2.8	$3.4
Service cost	—	—
Interest cost	0.2	0.1
Contributions by participants	0.4	0.3
Benefits paid	(0.7)	(0.8)
Actuarial gain	(0.2)	(0.2)
Actuarial present value of benefit obligations at end of year	$2.5	$2.8
Change in the fair value of plan assets:
Plan assets at beginning of year	$—	$—
Contributions by employer	0.3	0.5
Contributions by participants	0.4	0.3
Benefits paid	(0.7)	(0.8)
Plan assets at end of year	$—	$—
Funded status at end of year	$(2.5)	$(2.8)
Net amounts related to the Company’s other postretirement benefit plan recognized in the consolidated balance sheets consist of:

	Other postretirement benefits
	December 31,
(in millions)	2017	2016
Current portion of net benefit obligation in other accrued expenses	$(0.4)	$(0.5)
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	(2.1)	(2.3)
Net liability recognized at end of year	$(2.5)	$(2.8)
The following table summarizes the components of net periodic benefit income recognized in the consolidated statements of operations related to other postretirement benefit plans:

	Other postretirement benefits
	Year ended December 31,
(in millions)	2017	2016	2015
Service cost (1)	$—	$—	$0.1
Interest cost (2)	0.2	0.1	0.2
Amortization of unrecognized prior service credits (2)	—	(4.5)	(11.9)
Actuarial gain (2)	(0.2)	(0.2)	(3.5)
Net periodic benefit income	$—	$(4.6)	$(15.1)

(1)	Service cost is included in warehouse, selling and administrative expenses.

(2)	These amounts are included in other expense, net.

Actuarial assumptions
Defined benefit pension plans
The significant weighted average actuarial assumptions used in determining the benefit obligations and net periodic benefit cost (income) for the Company’s defined benefit plans are as follows:

	Domestic		Foreign
	December 31,		December 31,
	2017	2016	2017	2016
Actuarial assumptions used to determine benefit obligations at end of period:
Discount rate	3.87%	4.39%	2.61%	2.84%
Expected annual rate of compensation increase	N/A	N/A	2.87%	2.87%

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2017	2016	2015	2017	2016	2015
Actuarial assumptions used to determine net periodic benefit cost (income) for the period:
Discount rate	4.39%	4.74%	4.31%	2.84%	3.65%	3.51%
Expected rate of return on plan assets	7.00%	7.50%	7.50%	5.01%	6.18%	6.07%
Expected annual rate of compensation increase	N/A	N/A	N/A	2.87%	2.86%	2.80%
Discount rates are used to measure benefit obligations and the interest cost component of net periodic benefit cost (income). The Company selects its discount rates based on the consideration of equivalent yields on high-quality fixed income investments at each measurement date. Discount rates are based on a benefit cash flow-matching approach and represent the rates at which the Company’s benefit obligations could effectively be settled as of the measurement date.
For domestic defined benefit plans, the discount rates are based on a hypothetical bond portfolio approach. The hypothetical bond portfolio is constructed to comprise AA-rated corporate bonds whose cash flow from coupons and maturities match the expected future plan benefit payments.
The discount rate for the foreign defined benefit plans are based on a yield curve approach. For plans in countries with a sufficient corporate bond market, the expected future benefit payments are matched with a yield curve derived from AA-rated corporate bonds, subject to minimum amounts outstanding and meeting other selection criteria. For plans in countries without a sufficient corporate bond market, the yield curve is constructed based on prevailing government yields and an estimated credit spread to reflect a corporate risk premium.
The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the benefit obligations. The long-term rate of return assumptions are based on the outlook for equity and fixed income returns, with consideration of historical returns, asset allocations, investment strategies and premiums for active management when appropriate. Assumptions reflect the expected rates of return at the beginning of the year.
Other postretirement benefit plan
For the other postretirement benefit plan, the discount rate used to determine the benefit obligation at December 31, 2017 and 2016 was 3.98% and 4.37%, respectively. The discount rate used to determine net periodic benefit credit for the year ended December 31, 2017, 2016 and 2015 was 4.37%, 4.54% and 3.80%, respectively. Health care cost increases did not have a significant impact on the Company’s postretirement benefit obligations in the years presented as a result of the 2009 plan to phase out the health care benefits provided under the US plan.
Plan assets
Plan assets for defined benefit plans are invested in global equity and debt securities through professional investment managers with the objective to achieve targeted risk adjusted returns and to maintain liquidity sufficient to fund current benefit payments. Each funded defined benefit plan has an investment policy that is administered by plan trustees with the objective of meeting targeted asset allocations based on the circumstances of that particular plan. The investment strategy followed by the Company varies by country depending on the circumstances of the underlying plan. Less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth while exceeding inflation. More mature plan benefit obligations are funded using a higher allocation of fixed income securities as they are expected to produce current income with limited volatility. The Company has adopted a dynamic investment strategy whereby as the plan funded status improves, the investment strategy is migrated to more liability matching assets, and return seeking assets are reduced. Risk management practices include the use of multiple asset classes for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.
The weighted average target asset allocation for defined benefit pension plans in the year ended December 31, 2017 is as follows:

	Domestic	Foreign
Asset category:
Equity securities	50.0%	34.8%
Debt securities	45.0%	59.0%
Other	5.0%	6.2%
Total	100.0%	100.0%
Plan asset valuation methodologies are described below:

Fair value methodology	Description
Cash	This represents cash at banks. The amount of cash in the bank account represents the fair value.

Investment funds
Values are based on the net asset value of the units held at year end. The net asset values are based on the fair value of the underlying assets of the funds, minus their liabilities, and then divided by the number of units outstanding at the valuation date. The funds are traded on private markets that are not active; however, the unit price is based primarily on observable market data of the fund’s underlying assets.

Insurance contracts	The fair value is based on the present value of the accrued benefit.
Domestic defined benefit plan assets
The Company classified its domestic plan assets according to the fair value hierarchy described in “Note 2: Significant accounting policies.” The following summarizes the fair value of domestic plan assets by asset category and level within the fair value hierarchy.

	December 31, 2017
(in millions)	Total	Level 1	Level 2
Cash	$2.6	$2.6	$—
Investments funds (1)	529.7	—	529.7
Total	$532.3	$2.6	$529.7

(1)	This category includes investments in 30.8% in US equities, 19.7% in non-US equities, 44.5% in US corporate bonds and 5.0% in other investments.

	December 31, 2016
(in millions)	Total	Level 1	Level 2
Cash	$2.4	$2.4	$—
Investments funds (1)	506.7	—	506.7
Total	$509.1	$2.4	$506.7

(1)	This category includes investments in 30.0% in US equities, 20.0% in non-US equities, 44.9% in US corporate bonds and 5.1% in other investments.

Foreign defined benefit plan assets
The Company classified its foreign plan assets according to the fair value hierarchy described in “Note 2: Significant accounting policies.” The following summarizes the fair value of foreign plan assets by asset category and level within the fair value hierarchy:

	December 31, 2017
(in millions)	Total	Level 1	Level 2	Level 3
Cash	$4.0	$4.0	$—	$—
Investments:
Investment funds (1)	552.7	—	552.7	—
Insurance contracts	18.2	—	—	18.2
Total investments	$570.9	$—	$552.7	$18.2
Total	$574.9	$4.0	$552.7	$18.2

(1)	This category includes investments in 11.0% in US equities, 22.0% in non-US equities, 29.2% in non-US corporate bonds, 32.0% in non-US government bonds and 5.8% in other investments.
The following table presents changes in the foreign plan assets valued using significant unobservable inputs (Level 3):

(in millions)	Insurance contracts
Balance at January 1, 2017	$15.6
Actual return to plan assets:
Related to assets still held at year end	0.1
Purchases, sales and settlements, net	0.3
Foreign exchange	2.2
Balance at December 31, 2017	$18.2
The following summarizes the fair value of foreign plan assets by asset category and level within the fair value hierarchy:

	December 31, 2016
(in millions)	Total	Level 1	Level 2	Level 3
Cash	$4.6	$4.6	$—	$—
Investments:
Investment funds (1)	474.1	—	474.1	—
Insurance contracts	15.6	—	—	15.6
Total investments	$489.7	$—	$474.1	$15.6
Total	$494.3	$4.6	$474.1	$15.6

(1)
This category includes investments in 8.4% in US equities, 30.2% in non-US equities, 2.8% in US corporate bonds, 24.0% in non-US corporate bonds, 0.3% in US government bonds, 25.9% in non-US government bonds and 8.4% in other investments.

The following table presents changes in the foreign plan assets valued using significant unobservable inputs (Level 3):

(in millions)	Insurance contracts
Balance at January 1, 2016	$13.8
Actual return on plan assets:
Related to assets still held at year end	2.2
Purchases, sales and settlements, net	0.1
Foreign exchange	(0.5)
Balance at December 31, 2016	$15.6

Contributions
The Company expects to contribute approximately $12.2 million and $26.9 million to its domestic and foreign defined benefit pension plan funds in 2018, respectively, including direct payments to plan participants in unfunded plans. The Company does not plan on making any discretionary contributions in 2018. In many countries, local pension protection laws have been put in place, which have introduced minimum funding requirements for qualified pension plans. As a result, the Company’s required funding of contributions to its pension plans may vary in the future.
Benefit payments
The following table shows benefit payments that are projected to be paid from plan assets in each of the next five years and in aggregate for five years thereafter:

	Defined benefit pension plans			Other postretirement benefits
(in millions)	Domestic	Foreign	Total
2018	$37.3	$17.1	$54.4	$0.5
2019	36.8	17.0	53.8	0.5
2020	37.9	17.6	55.5	0.1
2021	38.8	18.7	57.5	0.1
2022	39.7	20.9	60.6	0.1
2023 through 2027	209.6	116.1	325.7	0.3
Defined contribution plans
The Company provides defined contribution plans to assist eligible employees in providing for retirement or other future needs. Under such plans, company contribution expense amounted to $30.0 million, $33.4 million and $31.4 million in the years ended December 31, 2017, 2016 and 2015, respectively.
Multi-employer plans
The Company has 18 union bargaining agreements in the US that stipulate contributions to one of three union pension trusts. These bargaining agreements are generally negotiated on three-year cycles and cover employees in driver and material handler positions at 16 represented locations.
The risks of participating in these multi-employer plans are different from single-employer plans in the following aspects:

•	Assets contributed to the multi-employer plan by the Company may be used to provide benefits to employees of other participating employers.

•	If the Company stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•
If the Company chooses to stop participating in some of its multi-employer plans, it may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in these plans for the annual period ended December 31, 2017 is outlined in the table below. The “EIN/Pension Plan Number” column provides the Employee Identification Number (EIN) and the three-digit plan number. Unless otherwise noted, the most recent Pension Protection Act (PPA) zone status available in 2017 and 2016 is for the plan’s year end at December 31, 2016 and December 31, 2015, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the “red zone” are less than 65 percent funded, plans in the “yellow zone” are less than 80 percent funded and plans in the “green zone” are at least 80 percent funded. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration dates of the collective-bargaining agreement(s) to which the plans are subject. There are no minimum contributions required for future periods by the collective-bargaining agreements, statutory obligations or other contractual obligations.

Pension fund	EIN/Pension plan number	PPA zone status		FIP/RP status pending/ implemented	Contributions(1)			Surcharge imposed	Expiration dates of collective bargaining agreement(s)
					Year ended December 31,
		2017	2016		2017	2016	2015
Western Conference of Teamsters Pension Plan	91-6145047/001	Green	Green	No	$1.5	$1.7	$1.4	No	January 22, 2018 to July 31, 2021
Central States, Southeast and Southwest Areas Pension Plan	36-6044243/001	Red as of January 1, 2016	Red as of January 1, 2015	Implemented	1.1	1.1	1.1	No	January 15, 2018 to November 30, 2022
New England Teamsters and Trucking Industry Pension Fund	04-6372430/001	Red as of October 1, 2016	Red as of October 1, 2014	Implemented	0.1	0.1	0.1	No	June 30, 2020
				Total contributions:	$2.7	$2.9	$2.6

(1)	The plan contributions by the Company did not represent more than five percent of total contributions to the plans as indicated in the plans’ most recently available annual report.